RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 552,206	¥ 523,054	¥ 143,881
Yujie | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	355,803	347,585	15,152
Qihu | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	2,423	19,789	24,507
Qihu | Bandwidth service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	128,607	108,743	80,514
Qihu | Brand fees charged
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	47,168	23,585
Beijing Qifei | Rental Expenses Charged
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party			7,137
Hongying | Rental Expenses Charged
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	13,655	11,899
Xixian | Labor cost
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party			2,130
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 4,550	4,378	3,120
Qifeixiangyi | Corporate expenses
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party		¥ 7,075	¥ 11,321